Stock Purchase Warrants - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 06, 2016	Apr. 30, 2015	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Common stock, shares, issued		20,545,752	2,659,262	1,816,467
Number of shares, exercised		1,326	50,980	24,803
Preferred Stock Warrants | Series A-1 Preferred Stock
Class Of Warrant Or Right [Line Items]
Exercise price of common stock upon exchange of warrants							$ 1.8132
Warrant exercisable term		10 years	10 years
Weighted average remaining life of warrants			6 years 9 months 18 days	8 years 1 month 6 days
Fair value of warrant			$ 58,000	$ 42,000
Common stock, shares, issued					3,236
Preferred Stock Warrants | Series B Preferred Stock
Class Of Warrant Or Right [Line Items]
Exercise price of common stock upon exchange of warrants						$ 3.50
Warrant exercisable term		10 years	10 years
Weighted average remaining life of warrants		8 years 6 months	9 years 3 months
Fair value of warrant		$ 300,000	$ 200,000
Preferred Stock Warrants | Series B Preferred Stock | Convertible Warrant
Class Of Warrant Or Right [Line Items]
Exercise price of common stock upon exchange of warrants						$ 7.70
Number of stock that can be purchased by each warrant						25,974
Preferred Stock Warrants | Scenario, Previously Reported | Series A-1 Preferred Stock
Class Of Warrant Or Right [Line Items]
Weighted average remaining life of warrants			7 years 1 month 6 days
Preferred Stock Warrants | Maximum | Series A-1 Preferred Stock
Class Of Warrant Or Right [Line Items]
Number of stock that can be purchased by each warrant							16,550
Preferred Stock Warrants | Maximum | Series B Preferred Stock
Class Of Warrant Or Right [Line Items]
Number of stock that can be purchased by each warrant						57,143
Convertible Stock Warrant | Convertible Promissory Note
Class Of Warrant Or Right [Line Items]
Exercise price of common stock upon exchange of warrants				$ 0.02
Weighted average remaining life of warrants			8 years 2 months 12 days	9 years 2 months 12 days
Number of shares, exercised				112,441
Convertible Stock Warrant | Amended and Restated Loan And Security Agreement
Class Of Warrant Or Right [Line Items]
Exercise price of common stock upon exchange of warrants		$ 10.74
Weighted average remaining life of warrants		10 years
Fair value of warrant		$ 300,000
Warrants expiration term		2026-09
Convertible Stock Warrant | Series B Preferred Stock
Class Of Warrant Or Right [Line Items]
Exercise price of common stock upon exchange of warrants	$ 0.02
Number of stock that can be purchased by each warrant	780,400
Exercised date of warrants	May 20, 2015
Fair value of warrant	$ 1,200,000
Convertible Stock Warrant | Series B Preferred Stock | Option Pricing Model
Class Of Warrant Or Right [Line Items]
Fair value measurements, probability weighted, expected return			60.00%
Convertible Stock Warrant | Early 2015 IPO Scenario | Series B Preferred Stock
Class Of Warrant Or Right [Line Items]
Fair value measurements, probability weighted, expected return			24.00%
Convertible Stock Warrant | Late 2015 IPO Scenario | Series B Preferred Stock
Class Of Warrant Or Right [Line Items]
Fair value measurements, probability weighted, expected return			16.00%
Convertible Stock Warrant | Maximum | Convertible Promissory Note
Class Of Warrant Or Right [Line Items]
Number of stock that can be purchased by each warrant				112,802
Convertible Stock Warrant | Maximum | Amended and Restated Loan And Security Agreement
Class Of Warrant Or Right [Line Items]
Number of stock that can be purchased by each warrant		29,796